Financial Instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial instruments
Liabilities	£ 683,632	£ 647,745
Financial Liabilities	683,632	647,745
Bank deposits
Financial instruments
Financial Liabilities	23,093	23,297
Customer deposits
Financial instruments
Financial Liabilities	361,626	360,914
Settlement balances
Financial instruments
Financial Liabilities	7,619	3,066
Trading liabilities
Financial instruments
Financial Liabilities	84,135	72,350
Derivatives
Financial instruments
Financial Liabilities	141,697	128,897
Other financial liabilities
Financial instruments
Financial Liabilities	46,485	39,732
Subordinated liabilities
Financial instruments
Financial Liabilities	9,808	10,535
Other liabilities
Financial instruments
Liabilities	9,169	8,954
Financial Assets and Liabilities, Category
Financial instruments
Liabilities	7,023	6,736
Other liabilities | Other liabilities
Financial instruments
Liabilities	7,023	6,736
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	84,135	72,350
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	141,697	128,897
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	225,832	201,247
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	2,494	2,840
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	763	867
DFV | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	3,257	3,707
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	23,093	23,297
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	361,626	360,914
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	7,619	3,066
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	43,991	36,892
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	9,045	9,668
Amortised cost | Other liabilities
Financial instruments
Liabilities	2,146	2,218
Amortised cost | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	£ 447,520	£ 436,055